RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Details) - USD ($)	Jun. 30, 2025	Jun. 03, 2025	Dec. 31, 2024
Class A Ordinary Shares [Member]
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Details) [Line Items]
Shares authorized	4,000,000		4,000,000
Number of shares issued	1,974,163		485,058
Additional paid-in capital (in Dollars)		$ 26,502,858
Class B Ordinary Shares [Member]
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Details) [Line Items]
Shares authorized	4,000,000		4,000,000
Number of shares issued	42,000		42,000
Common Stock [Member] | Class A Ordinary Shares [Member]
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Details) [Line Items]
Shares authorized		4,000,000
Share par value (in Dollars per share)		$ 0.05
Number of shares issued		1,974,163
Additional paid-in capital (in Dollars)			$ 24,253
Common Stock [Member] | Class B Ordinary Shares [Member]
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Details) [Line Items]
Shares authorized		4,000,000
Share par value (in Dollars per share)		$ 0.05
Number of shares issued		42,000
Additional paid-in capital (in Dollars)			$ 2,100